Schedule H, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, Line 4i - Schedule of Assets (Held at End of Year)

Schedule H, Line 4i — Schedule of Assets (Held at End of Year)
EIN: 94-3285362
Plan Number: 001
(Dollars in thousands)
December 31, 2025

Identity of party involved / Description of investment	Current Value

Prologis common stock - approximately 339,000 shares*	$43,333

Common/collective investment trusts:
Spartan 500 Index	121,611
Spartan Extended Market Index	45,374
Vanguard Target Retirement 2045	37,220
Vanguard Target Retirement 2050	32,049
Vanguard Target Retirement 2035	29,375
Vanguard Target Retirement 2055	26,855
Vanguard Target Retirement 2040	25,342
Vanguard Target Retirement 2030	19,228
Vanguard Target Retirement 2060	14,321
Artisan International Growth	14,313
Spartan Total International Index	13,632
Vanguard Target Retirement 2025	11,680
Vanguard Target Retirement 2065	3,889
Vanguard Target Retirement 2020	2,357
Vanguard Target Retirement Income	2,324
Vanguard Target Retirement 2070	1,008
Total common/collective investment trusts	400,578

Mutual funds:
JPMorgan Large Cap Growth	38,475
American Funds Washington Mutual	24,528
Vanguard Treasury Money Market	21,287
Fidelity U.S. Bond Index*	10,332
American Beacon Small Cap Value	7,393
Metropolitan West High Yield Bond	3,476
Cohen & Steers Global Realty	2,867
PIMCO Real Return	2,681
Fidelity Short-Term Bond Index*	2,419
Impax Sustainable Allocation	1,968
Baron Discovery Fund Institutional Shares	602
Vanguard Total International Bond Index	314
Total mutual funds	116,342

Self-directed brokerage invested account*	24,575
Cash (Fidelity reserves) - self-directed brokerage liquid account*	2,696
Notes receivable from participants, 4.25% to 9.50%*	2,858
Total assets (held at end of year)	$590,382
* Represents a party-in-interest

See accompanying Report of Independent Registered Public Accounting Firm.